Risk/Return Detail Data - FidelitySustainableIntermediateMunicipalIncomeFund-AMCIZPRO	Apr. 01, 2025 USD ($)
Risk/Return:
Registrant Name	Fidelity Salem Street Trust
FidelitySustainableIntermediateMunicipalIncomeFund-AMCIZPRO | Fidelity Sustainable Intermediate Municipal Income Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: Fidelity® Sustainable Intermediate Municipal Income Fund /Fidelity Advisor® Sustainable Intermediate Municipal Income Fund A, M, C, I, Z
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Sustainable Intermediate Municipal Income Fund seeks as high a level of current income, exempt from federal income tax, as is consistent with the preservation of capital.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 39 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Text]	Shareholder fees
Operating Expenses Caption [Text]	Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	May 31, 2026
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 17 % of the average value of its portfolio.
Portfolio Turnover, Rate	17.00%
Expenses Deferred Charges [Text Block]	Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 0.75% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 39 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in municipal securities (i) whose interest is exempt from federal income tax and (ii) that Fidelity Management & Research Company LLC (FMR) (the Adviser) believes have positive environmental, social and governance (ESG) characteristics. The municipal securities in which the fund invests are normally investment-grade (those of medium and high quality). Municipal debt securities are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, financing for eligible non-profit organizations, or financing for a specific project or public facility. Municipal debt securities in which the fund invests include securities issued by U.S. territories and possessions, general obligation bonds of municipalities, local or state governments, project or revenue-specific bonds, or pre-refunded or escrowed bonds, municipal money market securities, and synthetic securities. Municipal securities usually pay a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Investment grade securities in which the fund invests include securities or issuers rated at least BBB- or its equivalent by at least one nationally recognized statistical ratings organization (NRSRO), or, if unrated, determined by the Adviser to be of comparable quality. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Evaluating each security in which the fund invests using both a traditional municipal bond credit, structure and relative value analysis and a consideration of the Adviser's judgment about the security's ESG characteristics. When assessing a security's ESG characteristics and its eligibility for purchase, the Adviser considers the following, where available: (i) the sustainability practices of the security's issuer or obligor, as applicable (each, an "issuer"), based on an evaluation of such issuer's individual ESG profile; (ii) information on a security's use of proceeds; and (iii) any third-party designation as a green, sustainable or sustainability-linked bond. A security's positive ESG characteristics can be determined under any of those three factors. Using the Adviser's proprietary ESG ratings process to evaluate the current state of an issuer's sustainability practices using a data-driven framework that includes both proprietary and third-party data, and also provide a qualitative forward-looking assessment of an issuer's sustainability outlook provided by the Adviser's fundamental research analysts and ESG team. The Adviser's ESG ratings of issuers are derived from multiple factors, including an issuer's environmental profile, which may include, but is not limited to, carbon and toxic emissions, water management, waste management, and vulnerability to the physical impacts of climate change. An assessment of an issuer's social profile includes, but is not limited to, its approach to quality health care access, housing affordability, human capital management, community reinvestment, and safety. An assessment of an issuer's governance profile includes, but is not limited to, its principles of management, oversight and transparency, governance efficiency and structure, and consideration of anticompetitive practices. These factors are weighted based on how material the Adviser believes each factor is to an issuer's financial outlook, effectiveness at service delivery, and long-term sustainability, and not all factors may be applicable to all issuers. Issuers with an above average ESG rating as determined by the Adviser are considered to have positive ESG characteristics and well-managed ESG risks. Assessing a security's use of proceeds by considering factors that provide ESG characteristics, such as energy efficiency, environmentally sustainable management, and providing access to quality health care, essential services and affordable housing. The Adviser will generally consider bonds that finance education, health care, affordable housing, clean energy, municipal water and sewer, public transportation, and designated green bonds, among others, as having positive ESG characteristics. Managing the fund to have similar overall interest rate risk to the supplemental index (see "Additional Index Information" section of the prospectus). In addition to focusing on municipal securities with positive ESG characteristics, the Adviser analyzes the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments. Normally maintaining a dollar-weighted average maturity between three and 10 years. Allocating assets across different market sectors and maturities. Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects. Employing sustainable investing exclusion criteria to avoid investments in issuers that are directly engaged in, and/or derive significant revenue from, certain industries. Please see "Fund Basics - Investment Details - Sustainable Investing Exclusions" for additional information.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]	institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart Narrative [Text Block]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Dec. 31, 2023
Highest Quarterly Return	7.08%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Sep. 30, 2023
Lowest Quarterly Return	(2.85%)
Performance Table Heading	Average Annual Returns
Performance Table Does Reflect Sales Loads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]	After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelitySustainableIntermediateMunicipalIncomeFund-AMCIZPRO | Fidelity Sustainable Intermediate Municipal Income Fund | Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class M
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	4.00%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Management fee	0.51%	[2],[3]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.94%	[3]
Total annual operating expenses	1.70%
Fee waiver and/or expense reimbursement	1.08%	[4]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.62%
1 year	$ 461
3 years	777
5 years	1,154
10 years	2,211
1 Year	461
3 Years	777
5 Years	1,154
10 Years	$ 2,211
Annual Return, Inception Date	Apr. 13, 2022
FidelitySustainableIntermediateMunicipalIncomeFund-AMCIZPRO | Fidelity Sustainable Intermediate Municipal Income Fund | Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class C
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%	[5]
Management fee	0.52%	[2],[3]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.94%	[3]
Total annual operating expenses	2.46%
Fee waiver and/or expense reimbursement	1.09%	[4]
Total annual operating expenses after fee waiver and/or expense reimbursement	1.37%
Expenses Deferred Charges [Text Block]	On Class C shares redeemed less than one year after purchase.
1 year	$ 239
3 years	626
5 years	1,177
10 years	2,487
1 Year	139
3 Years	626
5 Years	1,177
10 Years	$ 2,487
Annual Return, Inception Date	Apr. 13, 2022
FidelitySustainableIntermediateMunicipalIncomeFund-AMCIZPRO | Fidelity Sustainable Intermediate Municipal Income Fund | Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class I
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.52%	[2],[3]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.94%	[3]
Total annual operating expenses	1.46%
Fee waiver and/or expense reimbursement	1.09%	[4]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.37%
1 year	$ 38
3 years	316
5 years	657
10 years	1,619
1 Year	38
3 Years	316
5 Years	657
10 Years	$ 1,619
Annual Return, Inception Date	Apr. 13, 2022
FidelitySustainableIntermediateMunicipalIncomeFund-AMCIZPRO | Fidelity Sustainable Intermediate Municipal Income Fund | Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class Z
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.39%	[2],[3]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.94%	[3]
Total annual operating expenses	1.33%
Fee waiver and/or expense reimbursement	1.02%	[4]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.31%
1 year	$ 32
3 years	285
5 years	596
10 years	1,480
1 Year	32
3 Years	285
5 Years	596
10 Years	$ 1,480
Annual Return, Inception Date	Apr. 13, 2022
FidelitySustainableIntermediateMunicipalIncomeFund-AMCIZPRO | Fidelity Sustainable Intermediate Municipal Income Fund | Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class A
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	4.00%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Management fee	0.48%	[2],[3]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.94%	[3]
Total annual operating expenses	1.67%
Fee waiver and/or expense reimbursement	1.05%	[4]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.62%
1 year	$ 461
3 years	772
5 years	1,143
10 years	2,183
1 Year	461
3 Years	772
5 Years	1,143
10 Years	$ 2,183
Annual Return, Inception Date	Apr. 13, 2022
2023	5.99%
2024	1.02%
FidelitySustainableIntermediateMunicipalIncomeFund-AMCIZPRO | Fidelity Sustainable Intermediate Municipal Income Fund | Return Before Taxes | Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class M
Risk/Return:
Label	Return Before Taxes
Past 1 year	(3.02%)
Since Inception	1.31%	[6]
FidelitySustainableIntermediateMunicipalIncomeFund-AMCIZPRO | Fidelity Sustainable Intermediate Municipal Income Fund | Return Before Taxes | Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class C
Risk/Return:
Label	Return Before Taxes
Past 1 year	(0.69%)
Since Inception	2.08%	[7]
FidelitySustainableIntermediateMunicipalIncomeFund-AMCIZPRO | Fidelity Sustainable Intermediate Municipal Income Fund | Return Before Taxes | Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class I
Risk/Return:
Label	Return Before Taxes
Past 1 year	1.37%
Since Inception	3.13%	[8]
FidelitySustainableIntermediateMunicipalIncomeFund-AMCIZPRO | Fidelity Sustainable Intermediate Municipal Income Fund | Return Before Taxes | Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class Z
Risk/Return:
Label	Return Before Taxes
Past 1 year	1.43%
Since Inception	3.19%	[9]
FidelitySustainableIntermediateMunicipalIncomeFund-AMCIZPRO | Fidelity Sustainable Intermediate Municipal Income Fund | Return Before Taxes | Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class A
Risk/Return:
Label	Return Before Taxes
Past 1 year	(3.02%)
Since Inception	1.31%	[10]
FidelitySustainableIntermediateMunicipalIncomeFund-AMCIZPRO | Fidelity Sustainable Intermediate Municipal Income Fund | After Taxes on Distributions | Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	(3.02%)
Since Inception	1.31%	[10]
FidelitySustainableIntermediateMunicipalIncomeFund-AMCIZPRO | Fidelity Sustainable Intermediate Municipal Income Fund | After Taxes on Distributions and Sales | Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	(0.70%)
Since Inception	1.60%	[10]
FidelitySustainableIntermediateMunicipalIncomeFund-AMCIZPRO | Fidelity Sustainable Intermediate Municipal Income Fund | LB015
Risk/Return:
Label	Bloomberg Municipal Bond Index
Past 1 year	1.05%
Since Inception	2.26%
FidelitySustainableIntermediateMunicipalIncomeFund-AMCIZPRO | Fidelity Sustainable Intermediate Municipal Income Fund | IXWQ5
Risk/Return:
Label	Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index
Past 1 year	0.71%
Since Inception	2.37%

[1]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 0.75% and 0.25%, respectively.

[2]
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.16%, 0.20%, 0.20%, 0.21%, and 0.08% for Class A, Class M, Class C, Class I, and Class Z, respectively, was previously charged under the services agreements.

[3]	B Adjusted to reflect current fees.
[4]
C Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class A, Class M, Class C, Class I, and Class Z of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of their respective average net assets, exceed 0.62%, 0.62%, 1.37%, 0.37%, and 0.31% (the Expense Caps). If at any time during the current fiscal year expenses for Class A, Class M, Class C, Class I, or Class Z of the fund fall below the Expense Caps, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Caps. These arrangements will remain in effect through May 31, 2026 . FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees and may extend them in its discretion after that date.

[5]	B On Class C shares redeemed less than one year after purchase.
[6]	B From April 13, 2022 .
[7]	C From April 13, 2022 .
[8]	D From April 13, 2022 .
[9]	E From April 13, 2022 .
[10]	A From April 13, 2022 .